Cover	3 Months Ended
Nov. 30, 2021
Cover [Abstract]
Entity Registrant Name	GRIDIRON BIONUTRIENTS, INC.
Entity Central Index Key	0001629205
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2275255
Entity Address Address Line 1	40 Wall Street
Entity Address Address Line 2	Suite 2701
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	646
Local Phone Number	380-1923